Share-Based Payment - Summary Of Share Based Payment (Detail)	6 Months Ended
Jun. 30, 2024
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	576,625
Granted	717,980
Transferred during the period	(176,317)
Forfeited during the period	(63,309)
Ending balance	1,054,979
Restricted Stock Units [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	35,843
Restricted Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	393,254
Restricted Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	393,612
Restricted Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	232,270
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	105,023
Granted	92,655
Transferred during the period	(35,007)
Forfeited during the period	(4,830)
Ending balance	157,841
Performance Stock Units [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	0
Performance Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	63,478
Performance Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	63,478
Performance Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	30,885
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	681,648
Granted	810,635
Transferred during the period	(211,324)
Forfeited during the period	(68,139)
Ending balance	1,212,820
Restricted Stock Units and Performance Stock Unit [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	35,843
Restricted Stock Units and Performance Stock Unit [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	456,732
Restricted Stock Units and Performance Stock Unit [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	457,090
Restricted Stock Units and Performance Stock Unit [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	263,155